CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
License and other revenue	$ 680	$ 500
Operating expenses:
Research and development	801	686
General and administrative	3,868	3,334
Total operating expenses	4,669	4,020
Loss from operations	(3,989)	(3,520)
Other income (expense):
Interest and other expense	(1)	(1,006)
Change in fair value liability for price adjustable warrants	7,309	13
Change in fair value of stock reserved for issuance to settle liabilities		(2,503)
Gain on debt extinguishment		5
Gain on settled liabilities	18	534
Total other income (expense), net	7,326	(2,957)
Net income (loss)	3,337	(6,477)
Net income (loss) applicable to common stockholders	$ 2,647	$ (12,477)
Net income (loss) per common share
Basic (in dollars per share)	$ 0.10	$ (0.51)
Diluted (in dollars per share)	$ (0.14)	$ (0.51)
Shares used in computing net loss per share
Basic (in shares)	26,302,394	24,634,535
Diluted (in shares)	32,874,955	24,634,535
Series C Convertible Preferred Stock
Other income (expense):
Deemed dividend related to discount on beneficial conversion feature in convertible preferred shares		$ (6,000)
Series D Convertible Preferred Stock
Other income (expense):
Deemed dividend related to discount on beneficial conversion feature in convertible preferred shares	$ (690)